Interest Expense (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Interest Expense

	2019	2018	2017
	RMB	RMB	RMB
Interest on :
Bank loans	3,094	2,134	1,684
Other loans	15,476	16,313	17,712
Lease liabilities	7,476	—	—
Accretion expense (Note 32)	5,525	5,678	5,453
Less: Amounts capitalized	(1,162)	(1,407)	(2,008)
	30,409	22,718	22,841